Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets
Intangible assets

14.Intangible assets

				Intangible
		Trademarks		assets in
(Euro thousands)	Brands	and patents	Software	progress	Other	Total
Historical cost
At January 1, 2023	177,387	13,486	24,704	1,225	6,703	223,505
Additions	—	30,521	889	843	56	32,309
Transfer from construction in progress	—	—	1,201	(1,298)	97	-
Disposals	—	(24)	(287)	—	—	(311)
Net foreign exchange differences	—	(741)	(18)	—	(30)	(789)
At December 31, 2023	177,387	43,242	26,489	770	6,826	254,714
Additions	—	1,396	1,338	392	—	3,126
Transfer from construction in progress	—	—	111	(111)	—	—
Disposals	—	(98)	(31)	—	(2,050)	(2,179)
Net foreign exchange differences	—	2,075	18	—	20	2,113
At December 31, 2024	177,387	46,615	27,925	1,051	4,796	257,774
Amortization and impairment
At January 1, 2023	(5,053)	(10,624)	(22,898)	—	(3,445)	(42,020)
Amortization	—	(837)	(664)	—	(1,126)	(2,627)
Disposals	—	24	287	—	—	311
Net foreign exchange differences	—	43	18	—	—	61
At December 31, 2023	(5,053)	(11,394)	(23,257)	—	(4,571)	(44,275)
Amortization	—	(937)	(1,078)	—	(19)	(2,034)
Disposals	—	98	31	—	2,030	2,159
Net foreign exchange differences	—	(106)	(17)	—	—	(123)
At December 31, 2024	(5,053)	(12,339)	(24,321)	—	(2,560)	(44,273)
Carrying amount
At January 1, 2023	172,334	2,862	1,806	1,225	3,258	181,485
At December 31, 2023	172,334	31,848	3,232	770	2,255	210,439
At December 31, 2024	172,334	34,276	3,604	1,051	2,236	213,501